Consolidated Statements of Operations (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Cost of sales with related parties	€ 2,206.1	€ 1,855.2	€ 1,457.4